UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2819

Natixis Cash Management Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

June 30, 2008

Natixis Cash Management Trust – Money Market Series

Reich & Tang Asset Management

TABLE OF CONTENTS

Management Discussion and Performance page 1

Portfolio of Investments page 8

Financial Statements page 10

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

PORTFOLIO PROFILE

Objective:

Seeks maximum current income consistent with preservation of capital and liquidity

Strategy:

Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

Inception Date:

July 10, 1978

Symbols:

Class A	NEMXX
Class B	NMBXX
Class C	NVCXX

Manager:

Robert Rickard,

Reich & Tang Asset Management

What You Should Know:

The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion

Few periods in history have been as challenging as the past 12 months. The housing sector slumped, mortgage foreclosures soared, prices of energy and other commodities reached all-time highs, the financial markets struggled and unemployment rose.

In an effort to ease the credit crisis fueled by the subprime mortgage market and forestall a recession, the Federal Reserve Board cut the federal funds rate (the interest rate banks charge each other on overnight loans) eight times between September 2007 and April 2008, taking some of the most aggressive actions in its history. The fed funds rate is critical to money market investors because it directly influences yields on money market securities.

For the fiscal year ended June 30, 2008, Natixis Cash Management Trust – Money Market Series maintained a constant value of $1.00 per share and provided a total return of 3.83% based on the net asset value of Class A shares and $0.0376 per share in reinvested dividends. The fund’s seven-day SEC yield at the end of the period was 2.35%.

FED SHIFTS TO AGGRESSIVE ACTION

During the period, the Federal Reserve Board worked to manage the unfolding credit crisis and prevent a meltdown in financial markets. The Fed uses interest rates in an effort to manage the economy. When the economy is weak, the Fed lowers rates to encourage consumers and businesses to buy and spend. When the economy is growing, the Fed raises rates to curb borrowing and spending before growing demand ignites inflation.

The Fed’s first attempt to revitalize the credit markets came last fall, with a 50 basis-point reduction in the fed funds rate. Thereafter, they instituted almost monthly rate cuts, slashing the key interest rate from 5.25% (where it stood at the beginning of the fund’s fiscal year in July of 2007) to 2.00% as of June 30, 2008.

FUND’S AVERAGE MATURITY REMAINED RELATIVELY SHORT

Early in the period, as the financial markets and investors tried to deal with fallout from the subprime mortgage crisis and the ensuing credit crunch, we kept maturities on the short side to maintain liquidity in the portfolio. Over the next several months, as the markets began to cope with the credit upheaval and credit worries eased somewhat, we extended the fund’s average maturity slightly to pick up additional yield.

At the start of the fund’s fiscal year in July of 2007, its average maturity was 39 days. By mid-year, on December 31, 2007, we had shortened average maturity to 29 days, but by the end of June 2008 we had extended it to 44 days in anticipation of a quieter period for money markets.

MANAGER FOCUSES ON HIGH QUALITY COMMERCIAL PAPER

As is generally the case, commercial paper comprised the bulk of the portfolio, reaching 53% of fund assets at the end of June 2008. Commercial paper is issued by companies rather than the U.S. government or its agencies. Because they are not backed or insured by the U.S. government, these securities tend to offer higher yields with relatively little additional risk, especially on the shorter end of the maturity spectrum.

As credit tightened during the period, and more banks faced financial losses, we shifted to an even more conservative approach, purchasing commercial paper only from large, multi-national banks and leading domestic banks. Although notes issued by these large, established banks offered slightly lower yields than debt securities issued by other corporations, we were reassured by the relative safety and quality of the issuers.

ASSETS SHIFTED FROM VARIABLE- TO FIXED-RATE NOTES

Our position in variable-rate demand instruments and floating-rate notes dropped during the period from 28.6% of the portfolio at the start of the fund’s fiscal year in July of 2007 to 24.6% at the end of December, 2007. By June 30, 2008 the weighting stood at 11.4%. Yields

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

on variable- and floating-rate securities rise and fall with day-to-day fluctuations in interest rates caused by market sentiment. If short-term rates inch downward, so does the yield on these securities. As these issues reached maturity, we directed assets to fixed-rate money market securities to lock in higher yields.

The fund’s weighting in U.S. government and agency securities rose to a high of approximately 15% of assets last fall, at the height of the subprime mortgage crisis. We focused our efforts on these defensive instruments at that time because of the extra measure of price stability they offered.

Subsequently, as the financial markets and investors reacted positively to the Fed’s easing, we refocused our efforts on commercial paper from larger, top-rated banking institutions to pick up additional yield. Midway through the fund’s fiscal year, in December, only 4.2% of the portfolio was invested in U.S. government and agency securities. By June 30, 2008, this position had dropped to zero.

FED’S NEXT MOVE DIFFICULT TO CALL

At its most recent meeting in June, Fed officials indicated that inflation rather than economic weakness was becoming their primary concern. This is likely to mean that the Fed has stopped cutting interest rates for the time being. Indeed, it is possible that its next move could be an interest rate hike. When such a move might occur remains unclear, but the timing is crucial. If they wait too long, inflation could spin out of control. If they raise rates too soon, the slumping housing market and weak economy could slide further, extending the current downturn.

Another wild card in this scenario is the upcoming presidential election. Historically, the Fed has stayed on the sidelines in presidential election years, but the current weak economy and rising energy and commodity prices may make it difficult for the Fed to wait until December to take action.

Having said that, we think the Fed will remain “on hold,” at least through the summer, pending future economic developments. As we have done over the previous six months, we will emphasize safety and liquidity – keeping average maturity on the shorter side to maintain liquidity in the portfolio – and extending where possible to pick up additional yield. In addition, we will continue to focus on larger, more established issuers of commercial paper in an effort to capture yield without undue risk.

Annualized Seven-Day Yield — June 30, 2008

Class A, B & C	2.35%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund’s current earnings more closely than total return.

Average Annual Total Returns1 — June 30, 20082

	1 YEAR	5 YEARS	10 YEARS
Class A (Inception 7/10/78)
Net Asset Value	3.83%	2.72%	3.10%

Class B (Inception 9/13/93)
Net Asset Value	3.83	2.72	3.10

Class C (Inception 3/1/98)
Net Asset Value	3.83	2.72	3.10
[1]	These returns include reinvestment of distributions, represent past performance and do not predict future results. Periods of less than one year are not annualized.
[2]	Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower.

Expense Ratios

Expense Ratios as Stated in the Most Recent Prospectus

Share Class	Gross Expense Ratio*	Net Expense Ratio**
A	0.68%	0.65%
B	0.68	0.65
C	0.68	0.65

*	Before reductions and reimbursements.
**	After reductions and reimbursements. Expense reductions are contractual and are set to expire 8/31/09.

ADDITIONAL INFORMATION

The portfolio manager’s commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2008 through June 30, 2008. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES	BEGINNING ACCOUNT VALUE 1/1/2008	ENDING ACCOUNT VALUE 6/30/2008	EXPENSES PAID DURING PERIOD* 1/1/2008 – 6/30/2008
Class A
Actual	$1,000.00	$1,014.30	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.07
Class B
Actual	$1,000.00	$1,014.30	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.07
Class C
Actual	$1,000.00	$1,014.30	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.07

*	Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.61% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Fund’s investment advisers believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory and sub-advisory fees and other expenses, including information comparing the Fund’s expenses to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreements to the Fund’s adviser and subadviser (collectively, the “Advisers”), and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) each Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with the annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s peer group, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its peer group. The portfolio manager of the Fund or other representatives of the Advisers make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in June, 2008. The Agreements were continued for a one-year period for the Fund. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Fund and the resources dedicated to the Fund by the Advisers and their affiliates, including recent or planned investments by certain of the Advisers in additional personnel or other resources. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They considered the need for the Advisers to offer competitive compensation in order to attract and retain capable personnel.

The Trustees considered not only the advisory services provided by the Advisers to the Fund, but also the monitoring and oversight services provided by Natixis Advisors. They also considered the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Fund and the Advisers. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of peer groups of funds. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

The Board concluded that the Fund’s performance and other relevant factors supported the renewal of the Agreements. These factors included reductions in the Fund’s expense levels resulting from decreased expenses was not yet fully reflected in the Fund’s performance results.

The Trustees also considered each Adviser’s performance and reputation generally, the performance as a fund family generally (as noted by certain financial publications), and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Fund and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and sub-advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability, including information regarding resources spent on distribution activities and the increase in net sales for the family of funds. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Advisers had implemented breakpoints and/or expense caps.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Fund supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Fund through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreements.

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trustees also considered other factors, which included but were not limited to the following:

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Fund.

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

so-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Fund. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing advisory and sub-advisory agreements should be continued through June 30, 2009.

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES —

PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008

Principal Amount	Description	Value (†)

Commercial Paper — 53.3% of Net Assets
	Banking — 38.2%
$6,000,000	Societe Generale North America, 3.310%, 7/22/2008(b)	$5,988,415
11,000,000	DNB Nor Bank ASA, 2.710%, 8/04/2008(b)(c)	10,971,846
11,000,000	ICICI Bank, Ltd., (Credit Support: Fortis Bank), 3.050%, 8/04/2008(b)	10,968,314
5,000,000	Australia & New Zealand Banking Group, 2.570%, 8/13/2008(b)	4,984,651
10,000,000	Svenska Handelsbanken, Inc., 2.550%, 8/20/2008(b)	9,964,583
11,000,000	Unicredito Italiano Bank (Ireland), 2.800%, 8/21/2008(b)(c)	10,956,367
10,000,000	Anglo Irish Bank Corp. PLC, 2.730%, 8/28/2008(b)(c)	9,956,017
7,000,000	Bank of Scotland PLC, 2.610%, 9/09/2008(b)	6,964,475
11,000,000	Westpac Banking Corp., 2.650%, 10/08/2008(b)(c)	10,919,837
10,000,000	Abbey National North America, 3.020%, 12/17/2008(b)	9,858,228

		91,532,733

	Education — 6.3%
8,000,000	John Hopkins University, Series C, 2.550%, 7/24/2008	8,000,000
7,000,000	Tennessee State School Bond Authority, 2.650%, 8/20/2008	7,000,000

		15,000,000

	Health Care — Services — 4.6%
11,000,000	Dean Health System, Inc., (Credit Support: Marshall & Ilsley), 2.470%, 7/08/2008(b)	10,994,717

	Distribution/Wholesale — 4.2%
10,000,000	Cofco Capital Corp., (Credit Support: Rabobank), 2.500%, 7/10/2008(b)	9,993,750

	Total Commercial Paper (Identified Cost $127,521,200)	127,521,200

Certificates of Deposit — 27.1%
10,000,000	Landesbank Hessen Thueringen Girozent, 3.010%, 7/02/2008	10,000,001
4,000,000	UBS AG, 4.255%, 7/09/2008	4,001,212
10,000,000	Canadian Imperial Bank of Commerce, 3.750%, 7/22/2008	10,005,081
11,000,000	Wilmington Trust Co., 2.790%, 8/01/2008	11,000,370
10,000,000	Royal Bank of Canada, 2.970%, 8/25/2008	10,002,545
10,000,000	Royal Bank of Scotland, 2.680%, 10/06/2008	10,000,000
10,000,000	Toronto Dominion Bank (The), 2.610%, 10/20/2008	10,007,880

	Total Certificates of Deposit (Identified Cost $65,017,089)	65,017,089

Principal Amount	Description	Value (†)

Medium Term Notes — 6.3%
	Broker/Dealer — 6.3%
$10,000,000	Bank America, 2.945%, 7/18/2008	$10,001,340
5,000,000	Merrill Lynch & Co., Inc., 2.536%, 2/03/2009(d)(e)	5,000,680

	Total Medium Term Notes (Identified Cost $15,002,020)	15,002,020

Variable Rate Demand Notes — 9.3%
	Financial — 1.3%
3,130,000	MOB Management One LLC, (Credit Support: Columbus Bank & Trust), 2.800%, 12/01/2031(f)	3,130,000

	Municipal — 4.2%
10,000,000	Colorado, Southern Ute Indian Tribe Reservation, 2.580%, 1/01/2027(f)	10,000,000

	Real Estate — 3.7%
1,670,000	Jobs Co. LLC (The), (Credit Support: First Commercial), 2.780%, 2/01/2022(f)	1,670,000
641,000	Pine Tree Country Club, (Credit Support: Amsouth Bank), 2.730%, 8/01/2023(f)	641,000
4,080,000	Storage World, LLC, Series 2004, (Credit Support: Regions Bank), 2.680%, 12/01/2024(f)	4,080,000
2,420,000	J&M, LLC, (Credit Support: First Commercial), 2.780%, 10/01/2026(f)	2,420,000

		8,811,000

	Special Purpose — 0.1%
395,000	Tanner & Guin LLC, (Credit Support: Amsouth Bank), 2.730%, 9/01/2029(f)	395,000

	Total Variable Rate Demand Notes (Identified Cost $22,336,000)	22,336,000

Time Deposit — 2.2%
5,300,000	BNP Paribas, 3.000%, 7/01/2008	5,300,000

	Total Time Deposits (Identified Cost $5,300,000)	5,300,000

	Total Investments — 98.2% (Identified Cost $235,176,309)(a)	235,176,309
	Other assets less liabilities — 1.8%	4,278,911

	Net Assets — 100%	$239,455,220

(†)	See Note 2a of Notes to Financial Statements
(a)	The aggregate cost for federal income tax purposes was $235,176,309.
(b)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(c)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resale of these securities to qualified institutional buyers is also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At June 30, 2008, these securities amounted to $42,804,067 which represents 17.9% of net assets.
(d)	Floating rate note. Rate shown is as of June 30, 2008.
(e)	Illiquid security. At June 30, 2008, the value of this security amounted to $5,000,680 or 2.1% of net assets.
(f)	Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.

See accompanying notes to financial statements.

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES —

PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008

Net Asset Summary at June 30, 2008 (unaudited)

Banking	38.2%
Certificates of Deposit	27.1
Broker/Dealer	6.3
Education	6.3
Health Care — Services	4.6
Municipal	4.2
Distribution/Wholesale	4.2
Real Estate	3.7
Time Deposit	2.2
Financial	1.3
Special Purpose	0.1

Total Investments	98.2
Other Assets less Liabilities	1.8

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008

ASSETS
Investments, at amortized cost	$235,176,309
Cash	21,348
Receivable for Fund shares sold	4,798,301
Receivable from custodian	47,775
Interest receivable	787,305

TOTAL ASSETS	240,831,038

LIABILITIES
Payable for Fund shares redeemed	768,441
Dividends payable	17,311
Management fees payable (Note 4)	96,065
Deferred Trustees’ fees (Note 4)	316,844
Administrative fees payable (Note 4)	12,400
Other accounts payable and accrued expenses	164,757

TOTAL LIABILITIES	1,375,818

NET ASSETS	$239,455,220

NET ASSETS CONSIST OF:
Paid-in capital	$239,415,676
Undistributed net investment income	39,544

NET ASSETS	$239,455,220

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$219,428,424

Shares of beneficial interest	219,388,368

Net asset value and offering price per share	$1.00

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$15,477,987

Shares of beneficial interest	15,479,136

Net asset value and offering price per share	$1.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$4,548,809

Shares of beneficial interest	4,548,387

Net asset value and offering price per share	$1.00

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2008

NET INVESTMENT INCOME
Interest	$10,709,986
Other income	47,775

10,757,761

Expenses
Management fees (Note 4)	857,568
Trustees’ fees and expenses (Note 4)	18,804
Administrative fees (Note 4)	130,222
Custodian fees and expenses	27,678
Transfer agent fees and expenses - Class A (Note 4)	399,710
Transfer agent fees and expenses - Class B (Note 4)	29,073
Transfer agent fees and expenses - Class C (Note 4)	5,018
Audit and tax services fees	35,197
Legal fees	9,165
Shareholder reporting expenses	61,084
Registration fees	70,954
Miscellaneous expenses	11,633

Total expenses	1,656,106
Less expense offset(a)	(75,501)
Less fee reduction and/or expense reimbursement (Note 4)	(33,648)

Net expenses	1,546,957

Net investment income	9,210,804

REALIZED GAIN ON INVESTMENTS	9,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,220,786

(a)	Represents minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund’s Prospectus.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2008	Year Ended June 30, 2007
FROM OPERATIONS:
Net investment income	$9,210,804	$11,971,210
Net realized gain on investments	9,982	372

Net increase in net assets resulting from operations	9,220,786	11,971,582

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(8,486,920)	(11,014,765)
Class B	(617,903)	(865,824)
Class C	(105,981)	(90,629)

Total distributions	(9,210,804)	(11,971,218)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
Proceeds from sale of shares	408,047,125	397,344,436
Net asset value of shares issued in connection with the reinvestment of distributions	8,974,222	11,707,712
Cost of shares redeemed	(417,758,428)	(424,686,319)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(737,081)	(15,634,171)

Net decrease in net assets	(727,099)	(15,633,807)

NET ASSETS
Beginning of the year	240,182,319	255,816,126

End of the year	$239,455,220	$240,182,319

UNDISTRIBUTED NET INVESTMENT INCOME	$39,544	$29,562

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

	Income from Investment Operations:			Less Distributions:

	Net asset value, beginning of year	Net investment income	Total from investment operations	Dividends from net investment income	Total distributions

Class A, B, C
6/30/2008	$1.00	$0.0376	$0.0376	$(0.0376)	$(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
6/30/2004	1.00	0.0022	0.0022	(0.0022)	(0.0022)

(a)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(b)	Represents the total expenses prior to fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.
(c)	Represents expenses net of minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund’s prospectus.
(d)	The investment adviser has agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of period	Total return (%) (a)	Net assets, end of period (000’s)	Gross expenses (%) (b)	Net expenses (%) (c)(d)	Net investment income (%)

$1.00	3.8	$239,455	0.68	0.63	3.76
1.00	4.8	240,182	0.71	0.67	4.69
1.00	3.6	255,816	0.82	N/A	3.45
1.00	1.3	318,697	1.02	N/A	1.24
1.00	0.2	368,546	0.94	N/A	0.21

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

1.  Organization.  Natixis Cash Management Trust — Money Market Series (the “Fund”) is the only series of Natixis Cash Management Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A and Class C shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus. The classes of the Fund enable shareholders of another Natixis Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another Natixis Fund or Loomis Sayles Fund may be subject to a contingent deferred sales charge if the shares exchanged were subject to a contingent deferred sales charge. For exchanges into the Fund, the holding period for determining the contingent deferred sales charge for Class B and Class C shares will stop and resume only when an exchange into an applicable Fund occurs.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of Management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Security Valuation.  The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b.  Repurchase Agreements.  The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

c.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d.  Federal Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Management has performed an analysis of the Fund’s tax positions taken on federal and state tax returns that remain subject to examinations (tax years June 30, 2005 — 2008) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions, if any, are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the years ended June 30, 2008 and June 30, 2007, distributions of $9,210,804 and $11,971,218, respectively, were paid to shareholders from ordinary income on a tax basis.

At June 30, 2008, the Fund had undistributed ordinary income on a tax basis of $373,698. The difference between the components of distributable earnings on a tax basis and the amounts reported in the Statement of Assets and Liabilities are primarily due to deferred Trustees’ fees and dividends payable.

f.  Other.  The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of non-U.S. banks, non-U.S. branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncements.  In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3.  Investment Transactions.  For the year ended June 30, 2008, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $4,157,122,181 and $4,166,855,659, respectively.

4.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
0.35%	0.33%	0.31%	0.26%	0.25%	0.20%

Natixis Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC (“Reich & Tang”). Payments to Natixis Advisors are reduced by the amount of payments to Reich & Tang. Natixis Advisors and Reich & Tang are wholly-owned subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Certain officers and directors of Natixis Advisors are also officers or Trustees of the Fund.

Effective September 1, 2007, Natixis Advisors has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses. This undertaking is in effect until August 31, 2009 and will be re-evaluated on an annual basis. The expense limits as a percentage of average daily net assets under the expense limitation agreement are 0.65% for Class A, Class B and Class C shares of the Fund.

For the year ended June 30, 2008, the management fees and reductions of management fees for the Fund were as follows:

Gross Management Fee	Reduction of Management Fee	Net Management Fee	Percentage of Average Daily Net Assets
			Gross	Net
$857,568	$29,037	$828,531	0.35%	0.34%

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through a reduction of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limit, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fee/expense was reduced. The amounts subject to possible reimbursement under the expense limitation agreement at June 30, 2008 were as follows:

Expenses Subject to Possible Reimbursement until June 30, 2009
Class A	Class B	Class C	Total
$26,616	$2,211	$210	$29,037

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008

b.  Administrative Expense.  Natixis Advisors provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors (the “Administrative Services Agreement”), the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion and 0.045% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts , Loomis Sayles Funds Trusts and the Hansberger International Series of $5 million, which is reevaluated on an annual basis. New funds are subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisors in their first calendar year of operations.

Effective September 17, 2007, pursuant to an amendment to the Administrative Services Agreement, the Hansberger International Series was added to the Agreement and pays Natixis Advisors monthly its prorated portion of the above mentioned fees.

Effective October 1, 2007, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the funds. Also, effective October 1, 2007, Natixis Advisors gave a binding contractual undertaking to the funds to waive the administrative fees paid by the funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver was in effect through June 30, 2008.

Pursuant to an amendment to the Administrative Services Agreement, effective July 1, 2008, each Fund will pay Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds will be subject to an annual fee of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors in their first calendar year of operations.

For the year ended June 30, 2008, the Fund paid the following for administrative fees to Natixis Advisors:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$130,222	$4,611	$125,611

c.  Distribution Agreement.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, is the Fund’s distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

d.  Sub-Transfer Agent Fees and Expenses.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediary (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statement of Operations.

Sub-Transfer Agent Expense
Class A	Class B	Class C
$6,023	$443	$81

e.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008

Prior to January 1, 2008, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also received a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attended in person and $3,000 for each meeting that he or she attended telephonically. In addition, each Contract Review and Governance Committee member received $4,000 for each committee meeting that he or she attended in person and $2,000 for each committee meeting that he or she attended telephonically. Each Audit Committee member received $5,000 for each committee meeting that he or she attended in person and $2,500 for each committee meeting that he or she attended telephonically. The Chairperson of the Board and committee chair retainers were $200,000 and $10,000, respectively.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

5.  Line of Credit.  Effective March 12, 2008, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the six months ended June 30, 2008, the Fund had no borrowings under this agreement.

6.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

	Year Ended June 30, 2008	Year Ended June 30, 2007
Class A
Issued from the sale of shares	397,078,157	390,333,502
Issued in connection with the reinvestment of distributions	8,285,689	10,797,329
Redeemed	(407,087,495)	(413,258,211)

Net change	(1,723,649)	(12,127,380)

Class B
Issued from the sale of shares	5,875,170	5,506,206
Issued in connection with the reinvestment of distributions	592,378	824,826
Redeemed	(8,117,130)	(9,629,351)

Net change	(1,649,582)	(3,298,319)

Class C
Issued from the sale of shares	5,093,798	1,504,728
Issued in connection with the reinvestment of distributions	96,155	85,557
Redeemed	(2,553,803)	(1,798,757)

Net change	2,636,150	(208,472)

Increase (decrease) from capital share transactions	(737,081)	(15,634,171)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Natixis Cash Management Trust and Shareholders of Natixis Cash Management Trust – Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Natixis Cash Management Trust – Money Market Series (the “Fund”), a series constituting Natixis Cash Management Trust, at June 30, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 18, 2008

TRUSTEE AND OFFICER INFORMATION

The table below provides certain information regarding the Trustees and officers of Natixis Cash Management Trust (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Statement of Additional Information includes information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen and Other Directorships Held

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee since 1984 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	39 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee since 2005 Contract Review and Governance Committee Member	President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	39 None

Edward A. Benjamin (1938)	Trustee since 2003 Chairman of the Contract Review and Governance Committee	Retired	39 None

Daniel M. Cain (1945)	Trustee since 1996 Chairman of the Audit Committee	President and Chief Executive Officer, Cain Brothers & Company, Incorporated (investment banking)	39 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee since 2008 Contract Review and Governance Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	39 Director, M Fund, Inc. (registered investment company)

Name and Year of Birth	Position Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen and Other Directorships Held

INDEPENDENT TRUSTEES continued

Jonathan P. Mason (1958)	Trustee since 2007 Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	39 None

Sandra O. Moose (1942)	Chairperson of the Board since November 2005 Trustee since 1993 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	39 Director, Verizon Communications; Director, Rohm and Haas Company (specialty chemicals); Director, AES Corporation (International Power Company)

Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly Executive Dean for Administration Harvard Medical School and formerly, Dean of Finance and CFO, Harvard Medical School	39 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2003	President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.; President and Chief Executive Officer, Loomis Sayles Funds I; Chief Executive Officer, Loomis Sayles Funds II	39 None

Name and Year of Birth	Position Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen and Other Directorships Held

INTERESTED TRUSTEES continued

John T. Hailer[2] (1960)	Trustee since 2000	President and Chief Executive Officer, U.S. and Asia Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Executive Vice President, Loomis Sayles Funds I; formerly President, Loomis Sayles Funds II; formerly, President and Chief Executive Officer, Natixis Cash Management Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV and Gateway Trust	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was re-appointed to serve an additional two year term as the Chairperson of the Board of Trustees on September 14, 2007.

**	Each person listed above, except as noted, holds the same position(s) with the other funds in the fund complex (the “Fund Complex”). The Fund Complex includes all series of Gateway Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV and Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P., Natixis Asset Management Advisors, L.P. (“Natixis Advisers”), or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

[1]

Mr. Blanding is deemed an “interested person” of the trusts because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles & Company, L.P.

[2]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following position with an affiliated person of the Trust: President and Chief Executive Officer, U.S. and Asia Natixis Global Asset Management, L.P.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

OFFICERS OF THE TRUST

David L. Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Asset Management Advisors, L.P., Natixis Distribution Corporation, Natixis Distributors, L.P., and Natixis Global Associates—U.S.; formerly President, Fidelity Charitable Gift Fund

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, General Counsel, Secretary and Clerk), Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

Russell L. Kane (1969)	Chief Compliance Officer; Assistant Secretary; Anti-Money Laundering Officer	Chief Compliance Officer, since May 2006; Assistant Secretary since June 2004; Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.; Vice President; formerly, Senior Counsel, Columbia Management Group

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Senior Director, PFPC Inc.

Robert Krantz (1964)	Executive Vice President	Since September 2007	Executive Vice President, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

*	Each officer of the Trust serves for an indefinite term in accordance with the trusts’ current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors, or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Jonathan P. Mason are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2007	2008	2007	2008	2007	2008	2007	2008
Cash Management Trust	$28,950	$30,073	$0	$297	$3,892	$5,868	$0	$0

1.	Audit-related fees consist of the performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.
2.	Tax fees consist of a review of the Registrant’s year-end shareholder reporting and a review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during fiscal years 2007 and 2008 were $3,892 and $6,165, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Registrant’s principal accountant to Natixis Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with Natixis Asset Management Advisors, L.P. that provide ongoing services to the Registrant’s (“Control Affiliates”) for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2007	2008	2007	2008	2007	2008
Control Affiliates	$12,000	$0	$0	$0	$0	$0

Aggregate fees billed to Control Affiliates for non-audit services during fiscal years 2007 and 2008 were $12,000 and $0, respectively.

Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

None of the audit-related, tax and other services provided by the Registrant’s principal accountant were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as exhibit (a)(1).

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)(3)	Not applicable.

(b)	Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2008

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2008